Share-based Option Plan - Additional Information (Detail) - BRL (R$) R$ in Thousands						12 Months Ended
	Aug. 07, 2018	Mar. 14, 2017	Mar. 10, 2017	Jun. 30, 2014	Dec. 11, 2009	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense with respect to share options						R$ 12,742	R$ 16,677	R$ 19,862
Share-based compensation expense						6,152	6,254	10,027
Share-based compensation liability						11,647	1,596
First share option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of the plan					10 years
Vesting period (in years)					4 years
Second share option plan, prior to IPO [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of the plan				8 years
Vesting period (in years)				4 years
Second share option plan, after IPO [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of the plan				10 years
Vesting period (in years)				4 years
Third option plan, 1st program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of the plan		5 years	5 years
Vesting period (in years)			5 years
Maximum period available for exercise of options after vesting			15 days
Phantom shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of the plan	4 years
Vesting period (in years)	8 years
Share-based compensation expense						R$ 13,373	R$ 1,184	R$ 0